SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Apr. 02, 2025	Jan. 31, 2025
Subsequent Event [Line Items]
Treasury stock acquired (in shares)		585,728
Treasury stock acquired		$ 5,300
Subsequent Event
Subsequent Event [Line Items]
Treasury stock acquired (in shares)	183,272
Treasury stock acquired	$ 1,600